SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 7,376,009	$ 15,155,074	$ 24,599,923
Cost of sales	(3,377,660)	(8,672,150)	(11,179,903)
Gross Profit	3,998,349	6,482,924	13,420,020
Interactive toys - animation series [Member]
Segment Reporting Information [Line Items]
Revenue	9,061	657,619	1,575,903
Cost of sales	(34,192)	(140,450)	(1,331,731)
Gross Profit	(25,131)	517,169	244,172
Interactive toys - game series [Member]
Segment Reporting Information [Line Items]
Revenue	155,559	8,723,480	16,131,115
Cost of sales	(78,118)	(4,340,776)	(5,503,184)
Gross Profit	77,441	4,382,704	10,627,931
Mobile game [Member]
Segment Reporting Information [Line Items]
Revenue	5,181,410	4,165,456	2,506,285
Cost of sales	(2,419,222)	(2,889,486)	(10,577)
Gross Profit	2,762,188	1,275,970	2,495,708
Information service [Member]
Segment Reporting Information [Line Items]
Revenue	884,329	1,608,519	4,386,620
Cost of sales	(826,096)	(1,301,438)	(4,334,411)
Gross Profit	58,233	$ 307,081	$ 52,209
Glycol [Member]
Segment Reporting Information [Line Items]
Revenue	1,145,650
Cost of sales	(20,032)
Gross Profit	$ 1,125,618